Expected Credit Losses on Financial Assets and Reconciliation of carrying amount - Expected credit losses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Changes in allowance account for credit losses of financial assets [abstract]
Expected Credit Loss	R$ 799,193	R$ 688,978
Expected credit loss, beginning balance	688,978
Stage 1
Changes in allowance account for credit losses of financial assets [abstract]
Expected Credit Loss	223,538	122,241
Increase (decrease) in allowance account for credit losses of financial assets	316,949
Increase (Decrease) in Write-Off for credit losses of financial assets	0
Expected credit loss, beginning balance	122,241
Stage 1 to Stage 2	(28,702)
Stage 1 to Stage 3	(194,341)
Stage 2 to Stage 1	7,319
Stage 3 to Stage 1	72
Stage 2
Changes in allowance account for credit losses of financial assets [abstract]
Expected Credit Loss	46,661	95,689
Increase (decrease) in allowance account for credit losses of financial assets	40,152	72,933
Increase (Decrease) in Write-Off for credit losses of financial assets	0	0
Expected credit loss, beginning balance	95,689	80,899
Stage 1 to Stage 2	28,702	63,036
Stage 2 to Stage 1	(7,319)	(3,427)
Stage 2 to Stage 3	(110,586)	(117,936)
Stage 3 to Stage 2	23	184
Stage 3
Changes in allowance account for credit losses of financial assets [abstract]
Expected Credit Loss	237,301	234,099
Increase (decrease) in allowance account for credit losses of financial assets	(36,675)
Increase (Decrease) in Write-Off for credit losses of financial assets	(264,955)
Expected credit loss, beginning balance	234,099
Stage 1 to Stage 3	194,341
Stage 2 to Stage 3	110,586
Stage 3 to Stage 1	(72)
Stage 3 to Stage 2	(23)
Consolidated Stages
Changes in allowance account for credit losses of financial assets [abstract]
Expected Credit Loss	507,500	452,029
Increase (decrease) in allowance account for credit losses of financial assets	320,426
Increase (Decrease) in Write-Off for credit losses of financial assets	(264,955)
Expected credit loss, beginning balance	452,029
On-balance exposures [Member]
Changes in allowance account for credit losses of financial assets [abstract]
Expected Credit Loss	788,348	665,891
Expected credit loss, beginning balance	665,891
On-balance exposures [Member] | Stage 1
Changes in allowance account for credit losses of financial assets [abstract]
Expected Credit Loss	218,197	110,977
Increase (decrease) in allowance account for credit losses of financial assets	317,456
Increase (Decrease) in Write-Off for credit losses of financial assets	0
Expected credit loss, beginning balance	110,977
Stage 1 to Stage 2	(27,327)
Stage 1 to Stage 3	(190,098)
Stage 2 to Stage 1	7,117
Stage 3 to Stage 1	72
On-balance exposures [Member] | Stage 2
Changes in allowance account for credit losses of financial assets [abstract]
Expected Credit Loss	45,451	87,885
Increase (decrease) in allowance account for credit losses of financial assets	47,859	76,541
Increase (Decrease) in Write-Off for credit losses of financial assets	0	0
Expected credit loss, beginning balance	87,885	74,696
Stage 1 to Stage 2	27,327	57,266
Stage 2 to Stage 1	(7,117)	(2,872)
Stage 2 to Stage 3	(110,526)	(117,930)
Stage 3 to Stage 2	23	184
On-balance exposures [Member] | Stage 3
Changes in allowance account for credit losses of financial assets [abstract]
Expected Credit Loss	233,007	230,080
Increase (decrease) in allowance account for credit losses of financial assets	(32,647)	(34,416)
Increase (Decrease) in Write-Off for credit losses of financial assets	(264,955)	(184,349)
Expected credit loss, beginning balance	230,080	182,282
Stage 1 to Stage 2		148,947
Stage 1 to Stage 3	190,098
Stage 2 to Stage 1		(130)
Stage 2 to Stage 3	110,526	(184)
Stage 3 to Stage 1	(72)
Stage 3 to Stage 2	(23)	117,930
On-balance exposures [Member] | Consolidated Stages
Changes in allowance account for credit losses of financial assets [abstract]
Expected Credit Loss	496,655	428,942
Increase (decrease) in allowance account for credit losses of financial assets	332,668
Increase (Decrease) in Write-Off for credit losses of financial assets	(264,955)
Expected credit loss, beginning balance	428,942
Financial assets at fair value through other comprehensive income, category [member]
Changes in allowance account for credit losses of financial assets [abstract]
Expected Credit Loss	0	15,622
Expected credit loss, beginning balance	15,622
Financial assets at fair value through other comprehensive income, category [member] | Securities [Member]
Changes in allowance account for credit losses of financial assets [abstract]
Expected Credit Loss	0	15,622
Expected credit loss, beginning balance	15,622
Financial assets at fair value through other comprehensive income, category [member] | Stage 1 | Securities [Member]
Changes in allowance account for credit losses of financial assets [abstract]
Expected Credit Loss	0	15,622
Increase (decrease) in allowance account for credit losses of financial assets	(15,622)
Increase (Decrease) in Write-Off for credit losses of financial assets	0
Expected credit loss, beginning balance	15,622
Stage 1 to Stage 2	0
Stage 1 to Stage 3	0
Stage 2 to Stage 1	0
Stage 3 to Stage 1	0
Financial assets at fair value through other comprehensive income, category [member] | Consolidated Stages | Securities [Member]
Changes in allowance account for credit losses of financial assets [abstract]
Expected Credit Loss	0	15,622
Increase (decrease) in allowance account for credit losses of financial assets	(15,622)
Increase (Decrease) in Write-Off for credit losses of financial assets	0
Expected credit loss, beginning balance	15,622
Financial assets at amortised cost, category [member]
Changes in allowance account for credit losses of financial assets [abstract]
Expected Credit Loss	788,348	650,269
Expected credit loss, beginning balance	650,269
Financial assets at amortised cost, category [member] | Securities [Member]
Changes in allowance account for credit losses of financial assets [abstract]
Expected Credit Loss	28,992	13,962
Expected credit loss, beginning balance	13,962
Financial assets at amortised cost, category [member] | Securities purchased under agreements to sell [Member]
Changes in allowance account for credit losses of financial assets [abstract]
Expected Credit Loss	2,565	2,364
Expected credit loss, beginning balance	2,364
Financial assets at amortised cost, category [member] | Securities Trading And Intermediation [Member]
Changes in allowance account for credit losses of financial assets [abstract]
Expected Credit Loss	147,384	136,872
Expected credit loss, beginning balance	136,872
Financial assets at amortised cost, category [member] | Others
Changes in allowance account for credit losses of financial assets [abstract]
Expected Credit Loss	20,891	24,192
Expected credit loss, beginning balance	24,192
Financial assets at amortised cost, category [member] | Stage 1 | Securities [Member]
Changes in allowance account for credit losses of financial assets [abstract]
Expected Credit Loss	16,725	13,962
Increase (decrease) in allowance account for credit losses of financial assets	15,030
Increase (Decrease) in Write-Off for credit losses of financial assets	0
Expected credit loss, beginning balance	13,962
Stage 1 to Stage 2	(17)
Stage 1 to Stage 3	(12,250)
Stage 2 to Stage 1	0
Stage 3 to Stage 1	0
Financial assets at amortised cost, category [member] | Stage 1 | Securities purchased under agreements to sell [Member]
Changes in allowance account for credit losses of financial assets [abstract]
Expected Credit Loss	2,565	2,364
Increase (decrease) in allowance account for credit losses of financial assets	201
Increase (Decrease) in Write-Off for credit losses of financial assets	0
Expected credit loss, beginning balance	2,364
Stage 1 to Stage 2	0
Stage 1 to Stage 3	0
Stage 2 to Stage 1	0
Stage 3 to Stage 1	0
Financial assets at amortised cost, category [member] | Stage 2 | Securities [Member]
Changes in allowance account for credit losses of financial assets [abstract]
Expected Credit Loss	17	0
Increase (decrease) in allowance account for credit losses of financial assets	0
Increase (Decrease) in Write-Off for credit losses of financial assets	0
Expected credit loss, beginning balance	0
Stage 1 to Stage 2	17
Stage 2 to Stage 1	0
Stage 2 to Stage 3	0
Stage 3 to Stage 2	0
Financial assets at amortised cost, category [member] | Stage 3
Changes in allowance account for credit losses of financial assets [abstract]
Expected Credit Loss		234,099
Increase (decrease) in allowance account for credit losses of financial assets		(34,201)
Increase (Decrease) in Write-Off for credit losses of financial assets		(184,349)
Expected credit loss, beginning balance	234,099	186,048
Stage 1 to Stage 2		148,979
Stage 2 to Stage 1		(130)
Stage 2 to Stage 3		(184)
Stage 3 to Stage 2		117,936
Financial assets at amortised cost, category [member] | Stage 3 | Securities [Member]
Changes in allowance account for credit losses of financial assets [abstract]
Expected Credit Loss	12,250	0
Increase (decrease) in allowance account for credit losses of financial assets	0
Increase (Decrease) in Write-Off for credit losses of financial assets	0
Expected credit loss, beginning balance	0
Stage 1 to Stage 3	12,250
Stage 2 to Stage 3	0
Stage 3 to Stage 1	0
Stage 3 to Stage 2	0
Financial assets at amortised cost, category [member] | Stage 3 | Securities purchased under agreements to sell [Member]
Changes in allowance account for credit losses of financial assets [abstract]
Expected Credit Loss	0	0
Increase (decrease) in allowance account for credit losses of financial assets	0
Increase (Decrease) in Write-Off for credit losses of financial assets	0
Expected credit loss, beginning balance	0
Stage 1 to Stage 3	0
Stage 2 to Stage 3	0
Stage 3 to Stage 1	0
Stage 3 to Stage 2	0
Financial assets at amortised cost, category [member] | Consolidated Stages | Securities [Member]
Changes in allowance account for credit losses of financial assets [abstract]
Expected Credit Loss	28,992	13,962
Increase (decrease) in allowance account for credit losses of financial assets	15,030
Increase (Decrease) in Write-Off for credit losses of financial assets	0
Expected credit loss, beginning balance	13,962
Financial assets at amortised cost, category [member] | Consolidated Stages | Securities purchased under agreements to sell [Member]
Changes in allowance account for credit losses of financial assets [abstract]
Expected Credit Loss	2,565	2,364
Increase (decrease) in allowance account for credit losses of financial assets	201
Increase (Decrease) in Write-Off for credit losses of financial assets	0
Expected credit loss, beginning balance	2,364
Off-Balance Exposures [Member]
Changes in allowance account for credit losses of financial assets [abstract]
Expected Credit Loss	10,845	23,087
Expected credit loss, beginning balance	23,087
Off-Balance Exposures [Member] | Stage 1
Changes in allowance account for credit losses of financial assets [abstract]
Expected Credit Loss	5,341	11,264
Increase (decrease) in allowance account for credit losses of financial assets	(507)
Increase (Decrease) in Write-Off for credit losses of financial assets	0
Expected credit loss, beginning balance	11,264
Stage 1 to Stage 2	(1,375)
Stage 1 to Stage 3	(4,243)
Stage 2 to Stage 1	202
Stage 3 to Stage 1	0
Off-Balance Exposures [Member] | Stage 2
Changes in allowance account for credit losses of financial assets [abstract]
Expected Credit Loss	1,210	7,804
Increase (decrease) in allowance account for credit losses of financial assets	(7,707)	(3,608)
Increase (Decrease) in Write-Off for credit losses of financial assets	0	0
Expected credit loss, beginning balance	7,804	6,203
Stage 1 to Stage 2	1,375	5,770
Stage 2 to Stage 1	(202)	(555)
Stage 2 to Stage 3	(60)	(6)
Stage 3 to Stage 2	0	0
Off-Balance Exposures [Member] | Stage 3
Changes in allowance account for credit losses of financial assets [abstract]
Expected Credit Loss	4,294	4,019
Increase (decrease) in allowance account for credit losses of financial assets	(4,028)	215
Increase (Decrease) in Write-Off for credit losses of financial assets	0	0
Expected credit loss, beginning balance	4,019	3,766
Stage 1 to Stage 2		32
Stage 1 to Stage 3	4,243
Stage 2 to Stage 1		0
Stage 2 to Stage 3	60	0
Stage 3 to Stage 1	0
Stage 3 to Stage 2	0	6
Off-Balance Exposures [Member] | Consolidated Stages
Changes in allowance account for credit losses of financial assets [abstract]
Expected Credit Loss	10,845	R$ 23,087
Increase (decrease) in allowance account for credit losses of financial assets	(12,242)
Increase (Decrease) in Write-Off for credit losses of financial assets	0
Expected credit loss, beginning balance	R$ 23,087